Risks Arising from Financial Instruments and Risk Management (Details)	6 Months Ended				12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CAD ($)	Jun. 30, 2026 MXN ($)	Jun. 30, 2026 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2025 EUR (€)
Risks Arising from Financial Instruments and Risk Management [Line Items]
Other variables remain constant	5.00%	5.00%	5.00%	5.00%
Increase decrease on company’s net income		$ 1,107,000	$ 84,000	€ 5,000		$ 864,000	$ 54,000	€ 5,000
Percentage of accounts receivable	86.00%	86.00%	86.00%	86.00%	100.00%	100.00%	100.00%	100.00%